Financial information by segment, Depreciation, amortization and impairment charges recognized (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ (310,502)	$ (374,059)
North America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(103,001)	(167,497)
South America [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(46,278)	(46,467)
EMEA [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(161,223)	(160,095)
Renewable Energy [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(286,611)	(322,183)
Efficient Natural Gas & Heat [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(2,196)	(23,884)
Transmission Lines [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	(22,033)	(26,321)
Water [Member]
Financial information by segment [Abstract]
Depreciation, amortization, and impairment charges	$ 338	$ (1,671)